Lease	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Lease
Note 11. Lease
The Company entered into operating leases primarily for offices. The leases have remaining lease terms of up to 11 years, some of which may include options to extend the leases for up to an additional 1 year. The components of operating lease costs were as follows:

	Year ended December 31,
	2025	2024
Operating lease cost	$5,482	$5,610
Short-term lease cost	635	340
Variable lease cost	366	339
Total net lease costs	$6,483	$6,289

Supplemental balance sheet information related to operating leases is as follows:

	Year ended December 31,
	2025	2024
Operating lease ROU assets	$16,308	$10,604
Operating lease liabilities, current	$3,996	$4,125
Operating lease liabilities, long-term	$18,674	$6,844
Weighted average remaining lease term (in years)	7.98	5.11
Weighted average discount rate	4.65%	3.01%
Minimum lease payments for the Company’s ROU assets over the remaining lease periods as of December 31, 2025, are as follows:

Fiscal Years Ending December 31,	Operating Leases
2026	$4,082
2027	4,262
2028	2,574
2029	2,428
2030	2,484
Thereafter	12,382

Total undiscounted lease payments	28,212
Less: imputed interest	(5,542)

Present value of lease liabilities	$22,670
The Company abandoned a lease during 2025 resulting in abandonment of the right-of-use asset of